Commitments and Contingencies - Operating lease commitments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2019 CNY (¥)
Operating Lease commitments
2020	$ 77,355				¥ 553,424
2021	69,003				493,666
2022	59,210				423,603
2023	45,265				323,843
2024 and thereafter	39,224				280,621
Total	290,057				¥ 2,075,157
Operating lease rental expense	$ 74,816	¥ 535,259	¥ 338,186	¥ 22,711